SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	May 05, 2018	May 03, 2018	Mar. 03, 2017	Jul. 31, 2018	May 31, 2018	Apr. 30, 2018	Apr. 26, 2018	Apr. 20, 2018	Mar. 31, 2018	Apr. 19, 2017	Mar. 31, 2017
Term										1 year
Maturity date										Mar. 31, 2019
DOING Biomedical Technology Co., Ltd
Related party repayment obligation					$ 200,000				$ 200,000
Subscription Agreement | Accredited investor
Common stock issued, Shares			3,000,000								3,000,000
Common stock issued, Value			$ 3,000,000								$ 3,000,000
Subscription Agreement | Accredited investor | Avalon (Shanghai) Healthcare Technology Co., Ltd.
Annual interest											20.00%
Share price											$ 1.20
Term											3 years
Subsequent Event [Member]
Repayment of loan payable						$ 500,000
Interest paid						175,096
Loan Payable						$ 1,000,000
Maturity date		Mar. 31, 2019
Subsequent Event [Member] | Common Shares Issued for Share Subscription Agreement
Principal amount				$ 3,000,000
Rate of interest				0.00%
Subsequent Event [Member] | Subscription Agreement | Accredited investor | April 2018 Private Placement
Common stock issued, Shares						2,940,000
Common stock issued, Value						$ 5,145,000
Common stock redued due to reduce in investment, Shares						2,660,000
Common stock redued due to reduce in investment, Value						$ 4,655,000
Purchase price	$ 997,500						$ 157,500	$ 3,500,000